Employee Benefit Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Employee Benefit Plan [Abstract]
Employee Benefit Plan
Note 18. Employee Benefit Plan
A 401(k) plan is provided that covers substantially all employees in the US meeting certain age and service requirements. The Company makes discretionary contributions to the 401(k) plan. The Company operates a defined contribution pension scheme in the UK for employees and makes employer contributions to this scheme on behalf of those employees. The Company recorded $0.2 million and $0.1 million in contributions to both plans during the three months ended March 31, 2025 and 2024, respectively.
Long-term Employee Benefits
The Company provides its employees in India an opportunity to participate in a long term defined benefits plan, and the liability the Company bears for providing this benefit is determined through an actuarial valuation at each reporting date. The benefit plan provides for lump sum payments to vested employees on retirement, death while in service or on termination of employment for an amount equivalent to 15 days of basic salary for each completed year of service. Vesting occurs upon completion of five years of service. The present value of such obligation is determined by the projected unit credit method and adjusted for past service cost and fair value of plan assets as at the balance sheet date through which the obligations are to be settled. The actuarial gain or loss on change in present value of the defined benefit obligation or change in return of the plan assets is recognized as an income or expense in the condensed consolidated statement of operations. The expected return on plan assets is based on the assumed rate of return of such assets. As of March 31, 2025 and December 31, 2024, the related liability is included within accrued compensation on the condensed consolidated balance sheets.

Note 15. Employee Benefit Plan
A 401(k) plan is provided that covers substantially all employees meeting certain age and service requirements. The Company makes discretionary contributions to the 401(k) plan. The Company recorded $
0.6
 million and $
0.5
 million in matching contributions for the years ended December 31, 2024 and 2023.
Long-term employee benefits:
The Company provides its employees in India an opportunity to participate in a long term defined benefits plan, the liability the Company bears for providing this benefit is determined through an actuarial valuation at each reporting date. The benefit plan provides for lump sum payments to vested employees on retirement, death while in service or on termination of employment for an amount equivalent to
15
days of basic salary for each completed year of service. Vesting occurs upon completion of five years of service. The present value of such obligation is determined by the projected unit credit method and adjusted for past service cost and fair value of plan assets as at the balance sheet date through which the obligations are to be settled. The actuarial gain or loss on change in present value of the defined benefit obligation or change in return of the plan assets is recognized as an income or expense in the consolidated statement of operations. The expected return on plan assets is based on the assumed rate of return of such assets. As of December 31, 2024 and 2023, the related liability is included within accrued compensation and other liabilities on the consolidated balance sheets.